Leases - Weighted Average Remaining Lease Term And Weighted Average Discount Rate (Details) - Revelyst Business	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Lessee, Lease, Description [Line Items]
Operating leases, weighted average remaining lease term (in years)	9 years 1 month 24 days	9 years 2 months 15 days	10 years 1 month 17 days
Operating leases, weighted average discount rate (in percent)	8.73%	8.68%	8.48%